Stock Options (Tables)	12 Months Ended
Oct. 31, 2022
Stock Options [Abstract]
Schedule of continuity of the company’s stock options
	Number of options	Weighted average exercise price

Outstanding, October 31, 2020	–	$–

Granted (i)	111,889	20.67

Outstanding, October 31, 2021	111,889	20.67

Granted (ii)	86,333	20.68

Cancelled (iii)	(40,556)	21.56

Outstanding, October 31, 2022	157,666	$20.45

Exercisable, October 31, 2022	71,194	$20.30

i)	During the year ended October 31, 2021, the Company granted 111,889 stock options to officers, directors and consultants with weighted average exercise price of $20.67 per Common Share. The options vest over 3 years with expiration dates between 5 to 10 years.

ii)	During the year ended October 31, 2022, the Company granted 86,333 stock options to officers, directors and consultants with weighted average exercise price of $20.68 per Common Share. The options vest over 3 years with expiration dates between 5 to 10 years.

iii)	On July 2, 2022, 6,667 options canceled with a fair value of $17,649. On May 7, 2022, 33,333 options canceled with a fair value of $92,170. On May 1, 2022 ,556 options canceled with a fair value of $3,959.

Schedule of additional information regarding stock options outstanding
	Outstanding			Exercisable
Range of exercise prices	Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of stock options	Weighted average exercise price

$5.55	16,000	3.57	$5.55	6,667	$5.55
$16.80	29,333	9.26	16.80	12,500	16.80
$20.40	12,667	9.11	20.40	12,667	20.40
$22.50	35,000	3.57	22.50	15,833	22.50
$23.40	6,000	6.50	23.40	2,250	23.40
$24.00	31,333	9.26	24.00	7,833	24.00
$24.90	4,000	3.89	24.90	4,000	24.90
$25.20	20,000	3.67	25.20	8,333	25.20
$30.00	3,333	9.11	30.00	1,111	30.00

	157,666	6.45	$20.45	71,194	$20.30

Schedule of estimated using the Black-Scholes option pricing model assuming no expected dividends
	2022	2021

Risk-free interest rate	2.05%	0.89%
Expected life (in years)	8.67	5
Expected volatility	94.09%	98%